Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
LONG-TERM DEBT
NOTE 7: LONG-TERM DEBT
Long-term debt consisted of the following:

	December 31, 2015	December 31, 2014
Term Loan B	203,975	—
Credit facility	—	126,000
Less deferred finance costs, net	(4,332)	(1,913)
Total long term debt	199,643	124,087
Less unamortized discount	(1,824)	—
Less current portion, net of deferred finance cost	(643)	(10,022)
Total Long Term Debt, net of current portion and net of deferred finance costs	$197,176	$114,065
Ship Mortgage Notes:
Prior to the IPO
As explained in Note 2, for the purpose of the preparation of these financial statements prior to the IPO, long-term debt was allocated based on a relative fair value basis at the issuance of the relevant Notes. The vessels were financed through and provided full and unconditional guarantees to the Ship Mortgage Notes issued by Navios Acquisition.
In October 2010, Navios Acquisition issued a total of $400,000 in senior notes at a fixed rate of 8.625% due on November 1, 2017 (the “2017 Notes” or “Ship Mortgage Notes”). The vessels Shinyo Kannika, Shinyo Ocean and Shinyo Saowalak provided full and unconditional guarantees and were used as collateral for the 2017 Notes.
In May 2011, Navios Acquisition completed the add-on of $105,000 to the 2017 Notes. The full proceeds from this add-on were used by and allocated to the vessel Shinyo Kieran which also provided a full and unconditional guarantee.

In November 2013, Navios Acquisition completed sale of a total of $610,000 of 8.125% Senior Notes due 2021 (the “2021 Notes” or “Ship Mortgage Notes”). The 2021 Notes are unregistered. The 2017 Notes were fully extinguished and the Group's four vessels became full and unconditional guarantees and collateral for the 2021 Notes. As of the date of the issuance of the 2021 Notes, the Group's vessels were allocated their new relative fair value of the 2021 Notes.
In connection with the IPO, 100% of the liability associated with the 2021 Notes was retained by Navios Acquisition.
Post IPO Credit Facility:
Credit Suisse AG: Navios Midstream entered a loan agreement dated November 13, 2014, with Credit Suisse AG of up to $126,000 in connection with the IPO. The facility was repayable in 20 equal quarterly installments of $2,626 each with a final balloon payment of $73,481 to be repaid on the last repayment date. The repayment of each advance started three months after the completion of the IPO. It bore interest at a rate of LIBOR plus 300 bps. The credit facility also required compliance with certain financial covenants which included (i) loan-to-value ratio covenants, based on charter-free valuations, (ii) minimum liquidity, (iii) EBITDA to interest ratio, and (iv) net worth. In June 2015 the Company fully prepaid the outstanding balance under this loan facility. The repayment of Credit Facility was accounted for as a debt extinguishment in accordance with ASC470 Debt and the remaining unamortized balance of $1,685 was written-off from the deferred financing fees.
Term Loan B: On June 18, 2015, Navios Midstream and Navios Finance, as co-borrowers, completed the issuance of the $205,000 Term Loan B. The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.
The Term Loan B requires maintenance of a loan to value ratio of no greater than 0.85 to 1.0 and a minimum interest coverage ratio of at least 3.75 to 1.0, and other restrictive covenants including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B also provides for excess cash flow prepayments and customary events of default.
Amounts drawn under the facilities are secured by first preferred mortgages on Navios Midstream's vessels and other collateral and are guaranteed by each vessel-owning subsidiary.
Navios Midstream was in compliance with the covenants set forth in the Term Loan B as of December 31, 2015.
As of December 31, 2015, a balance of $203,975 was outstanding under the Term Loan B. The weighted average interest rate for the years ended December 31, 2015 and 2014 was 4.74% and 7.89%, respectively.

The maturity table below reflects the principal payments of credit facilities outstanding as of December 31, 2015 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above).

December 31, 2015
Long-Term Debt Obligations:
Year
December 31, 2016	$2,050
December 31, 2017	2,050
December 31, 2018	2,050
December 31, 2019	2,050
December 31, 2020	195,775

Total	$203,975